ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 6, 2017	William M. Beaudoin
T +1 617 854 2337
F +1 617 235 9923
William.Beaudoin@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds I
File Nos. 033-44909; 811-06520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds I (the “Trust”) hereby certifies that the following forms of prospectus and statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 85 to its Registration Statement on Form N-1A, which was filed by electronic transmission on January 27, 2017 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i)	Prospectus for AMG Managers Brandywine Fund and AMG Managers Brandywine Blue Fund, dated February 1, 2017;

(ii)	Prospectus for AMG Managers Brandywine Advisors Mid Cap Growth Fund, dated February 1, 2017; and

(iii)	Statement of Additional Information for AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund, dated February 1, 2017.

If you have any questions concerning this filing, please call me at (617) 854-2337.

February 6, 2017

Sincerely,

/s/ William M. Beaudoin
William M. Beaudoin